Offsets	Sep. 02, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Jet.AI Inc.
Form or Filing Type	S-1
File Number	333-281911
Initial Filing Date	Sep. 03, 2024
Fee Offset Claimed	$ 993.78
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Offset Note	A filing fee of $2,361.60 was previously paid in connection with the registration statement on Form S-1 (No. 333-281911) filed by the registrant on September 3, 2024. The registrant withdrew the registration statement on Form S-1 (No. 333-281911) by filing a Form RW on November 12, 2024. As the registration statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $993.78 currently due pursuant to this registration statement.In connection with the registration statement on Form S-3 filed by the Company on November 11, 2024 (File No. 333-283207), the Company used $366.25 of the $2,361.60 fee previously paid in connection with the registration statement on Form S-1 (No. 333-281911) to offset the filing fee that was then due. As a result, $1,995.35 remained available to be used. In connection with the registration statement on Form S-3 filed by the Company on January 24, 2025 (File No. 333-284504), the Company used $708.72 of the remaining $1,995.35 portion of the fee previously paid in connection with the registration statement on Form S-1 (No. 333-281911) to offset the filing fee that was then due. As a result, $1,286.63 remains available to be used to offset the fee currently due and additional fees that may due for future registration statements.
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-281911) by filing a Form RW on November 12, 2024. As the registration statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $993.78 currently due pursuant to this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Jet.AI Inc.
Form or Filing Type	S-1
File Number	333-281911
Filing Date	Sep. 03, 2024
Fee Paid with Fee Offset Source	$ 2,361.60
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-281911) by filing a Form RW on November 12, 2024. As the registration statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $993.78 currently due pursuant to this registration statement.